SHARE-BASED COMPENSATION (Employee share purchase plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares remained authorized for future issuance under the plan (in shares)	347,961
Compensation expense included in selling, general and administrative expenses	$ 67,760	$ 64,524
Employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of payroll deductions from salary to purchase from Treasury (up to)	10.00%
Share price as a percentage of current share price	90.00%
Service period for share-based compensation plan	2 years
Common shares reserved for issuance under the plans (in shares)	5,000,000
Number of shares remained authorized for future issuance under the plan (in shares)	4,300,120
Compensation expense included in selling, general and administrative expenses	$ 200	$ 200